Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Statement
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	Banco Santander Mexico S.A., Institucion de Banca Multiple, Grupo Financiero Santander Mexico
Entity Incorporation, State or Country Code	O5
Document Period End Date	Dec. 31, 2020
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Shell Company	false
Entity Central Index Key	0001698287
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Amendment Description	This Amendment No. 1 on Form 20-F/A (the "Amendment") is being filed by Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México (the "Company," "we," "our," or "us") to amend the Company's Annual Report on Form 20-F for the fiscal year ended December 31, 2020, originally filed with the U.S. Securities Exchange Commission on March 4, 2021 (the "Original Filing"). The Company is filing this Amendment solely to furnish the Interactive Data File disclosure as Exhibit 101 in accordance with Rule 405 of Regulation S-T, which was not included in the Original Filing due to clerical error. Exhibit 101 includes information in eXtensible Business Reporting Language (XBRL).This Amendment consists solely of the cover page and this explanatory note. Except as described above, this Amendment does not amend any information set forth in the Original Filing or reflect any events that occurred subsequent to the filing of the Original Filing on March 4, 2021. Accordingly, this Amendment should be read in conjunction with the Original Filing.
Series B shares
Statement
Entity Common Stock, Shares Outstanding	3,322,685,212
Series F shares
Statement
Entity Common Stock, Shares Outstanding	3,464,309,145